Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com
VIA EDGAR

March 1, 2016

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 9 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities of
Lincoln Life & Annuity Company of New York (File No. 333-181616)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 9 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 324 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is intended to be a “template” for other filings by the Company.  Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company.

The prospectus disclosure contained in this Amendment is based on a prospectus currently under review by the Commission (File No. 333-181612). Accordingly, we request that the Registration Statement be given selective review.  The Statement of Additional Information is being incorporated by reference to a previous filing.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,
Scott C. Durocher